Related parties - Fixed and variable components of remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fixed Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	€ 2,724	€ 2,068	€ 2,165
Cost of pension	28	28	18
Other benefits	810	0	143
Variable Remuneration, Excluding CEO
Disclosure of transactions between related parties [line items]
Total remuneration	7,320	1,606	1,029
Share-based payments	5,757	911	69
CEO Fixed Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	624	624	624
Cost of pension	0	0	0
Other benefits	0	0	0
CEO Variable Remuneration
Disclosure of transactions between related parties [line items]
Total remuneration	3,628	903	424
Share-based payments	€ 2,966	€ 568	€ 54